UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24 F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

                Read instructions at end of Form before preparing
                          Form. Please print or type.




1.  Name and address of issuer:   Ameriprime Advisors
                                  1793 Kingswood Drive, Suite 200
                                  Southlake, Texas 76092


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes:
     [ ]

        Enhans Master Investor Fund
        Enhans RT 500 Fund
        Monteagle Fixed Income Fund
        Monteagle Large Cap Fund
        Monteagle Opportunity Growth Fund
        Monteagle Value Fund
        Stoneridge Small Cap Equity Fund
        Stoneridge Bond Fund
        Stoneridge Equity Fund



3.   Investment Company Act File Number:       811-09541

      Securities Act File Number:              333-85083




4.(a).  Last day of Fiscal year for which this Form is filed: August 31, 2000



4.(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). [ ] Check box if this is the last time the issuer will be filing this Form.



5.       Calculation of registration fee:

(i)  Aggregate sale price of securities  sold during the fiscal year pursuant to section 24(f):
                                                                                $233,238,979

(ii) Aggregate  price of securities  redeemed or  repurchased  during the fiscal
     year:                                                                      $ 62,736,491

(iii)Aggregate  price of  securities  redeemed or  repurchased  during any prior fiscal  year  ending  no  earlier  than  October  11,  1995  that  were not
     previously used to reduce registration fees payable to the Commission:     $0

(iv) Total available redemption credits [add Items 5(ii) and 5(iii)]:
                                                                                $ 62,736,491

(v)  Net sales - if Item 5(i) is greater  than Item 5(iv)  [subtract  Item 5(iv)
     from Item 5(i)]:                                                           $170,502,488

(vi) Redemption  credits  available for use in future years if Item 5(i) is less
     than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                      $ 0

(vii)Multiplier  for  determining  registration  fee (See  Instruction  C.9):   x   .000264

(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no
     fee is due):                                                               = $ 45,012.66


6. Prepaid Shares

   If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities ( number of shares or other units) deducted here: 0 If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: 0


7.  Interest  due -- If this Form is being filed more than 90 days after the end
    of the issuer's fiscal year (see Instruction D):                        + $0

8.  Total of the  amount of the  registration  fee due plus  interest  due [line
    5(viii) plus line 7]:                                           = $45,012.66

9. Date the registration fee and any interest payment was sent to the Commission's lock box depository: 11/28/00

         Method of Delivery:

                            [X]     Wire Transfer
                            [  ]    Mail or other means





                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

By (Signature and Title)* ____________/s/___________
                           Rob Chopyak, Treasurer

Date:  November 29, 2000

         *Please print the name and title of the signing officer below the signature.